Note Purchase Agreement (Details Narrative) - USD ($)					12 Months Ended
	Sep. 29, 2023	Apr. 19, 2022	Apr. 14, 2022	Dec. 14, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued					694,294	9,407,415	1,694,110
Fair market value of warrant			$ 5,200,000		$ 42,915
Exercise price						$ 4.38
Note Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate								8.00%
Contingent stock liability				$ 677,000
Contingent warrants liability				585,000
Allocation of debt issuance cost to contingent stock and contingent warrants								$ 124,460
Notes payable								665,000
Debt discount								$ 1,335,000
Interest expense						$ 39,111
Accreted interest						1,299,895
Notes payable						$ 2,000,000
Common stock, shares issued		235,295
Fair market value of warrant		$ 496,000
Note Purchase Agreement [Member] | Note Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent warrant						235,295
Exercise price	$ 0.64					$ 4.25
Note Purchase Agreement [Member] | Unrelated Third Party Purchasers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount				$ 2,000,000
Interest rate				8.00%
Debt description				As additional consideration to the Purchasers for providing the financing, the Company also agreed to a) issue each Purchaser a number of shares of the Company’s Common Stock equal to 50% of the original principal amount of each Purchaser’s Note (the “Contingent Stock”) and b) issue each Purchaser a number of warrants, which would allow the Purchasers to purchase additional shares of the Company’s Common Stock, equal to 50% of the original principal amount each Purchaser’s Note for a term of 5.0 years (the “Contingent Warrants”).
Debt issuance costs				$ 197,500